Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	This section also contains graphical disclosures of the pay versus performance relationship based on the information in the Pay Versus Performance Table.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Harmening)	Compensation Actually Paid to PEO (Harmening) [1,6,7]	Summary Compensation Table Total for PEO (Flynn)	Compensation Actually Paid to PEO (Flynn)[1,7]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs[1,6,7]	Total Shareholder Return[2]	Peer Group Total Shareholder Return (KBW Nasdaq Regional Banking Total Return Index)[3]	Net Income[4]	Adjusted Operating Leverage[5]
2024	$5,473,089	$7,373,224	N/A	N/A	$1,463,169	$1,803,689	$133.13	$130.90	$123,145	-2.0%
2023	$4,746,720	$2,790,277	N/A	N/A	$1,289,292	$965,082	$114.55	$115.64	$182,956	1.3%
2022	$6,066,586	$6,445,013	N/A	N/A	$1,603,303	$1,653,420	$117.92	$116.10	$366,122	11.9%
2021	$11,330,092	$11,317,941	$3,393,524	$4,998,727	$1,393,032	$1,608,777	$111.27	$124.74	$350,994	3.5%
2020	N/A	N/A	$4,160,306	$1,895,528	$1,043,338	$608,069	$81.07	$91.29	$306,771	-6.2%

Named Executive Officers, Footnote

Year	PEO(s)	Non-PEO NEOs
2024	Andrew J. Harmening	Derek S. Meyer, John A. Utz, Randall J. Erickson, David L. Stein
2023	Andrew J. Harmening	Derek S. Meyer, John A. Utz, Randall J. Erickson, David L. Stein
2022	Andrew J. Harmening	Derek S. Meyer, Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2021	Andrew J. Harmening and Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2020	Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the KBW Nasdaq Regional Banking Total Return Index (^KRXTR). The KRXTR is comprised of approximately 50 publicly traded regional banks or thrifts listed on U.S. stock market exchanges.
PEO Total Compensation Amount	$ 5,473,089	$ 4,746,720	$ 6,066,586	$ 11,330,092
PEO Actually Paid Compensation Amount	$ 7,373,224	2,790,277	6,445,013	11,317,941
Adjustment To PEO Compensation, Footnote

	2024
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$5,473,089	$1,463,169
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,674,986	$525,607
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$3,252,955	$639,172
(+) Awards that are granted and vest in the same CFY	$0	$0
(+) Prior year awards outstanding and unvested as of end of CFY	$1,047,416	$237,749
(+) Prior year awards that vest in CFY	$218,631	$26,159
(-) Prior year awards that fail to meet vesting conditions during CFY	$296,715	$70,899
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$354,612	$42,787
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$5,655	$12,212
(+) Pension Adjustment	$3,877	$3,371
= Compensation Actually Paid (6)	$7,373,224	$1,803,689
FY = Fiscal Year
CFY = Covered Fiscal Year

Non-PEO NEO Average Total Compensation Amount	$ 1,463,169	1,289,292	1,603,303	1,393,032	$ 1,043,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,803,689	965,082	1,653,420	1,608,777	608,069
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$5,473,089	$1,463,169
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,674,986	$525,607
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$3,252,955	$639,172
(+) Awards that are granted and vest in the same CFY	$0	$0
(+) Prior year awards outstanding and unvested as of end of CFY	$1,047,416	$237,749
(+) Prior year awards that vest in CFY	$218,631	$26,159
(-) Prior year awards that fail to meet vesting conditions during CFY	$296,715	$70,899
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$354,612	$42,787
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$5,655	$12,212
(+) Pension Adjustment	$3,877	$3,371
= Compensation Actually Paid (6)	$7,373,224	$1,803,689
FY = Fiscal Year
CFY = Covered Fiscal Year

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income	The following graph compares (i) Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our other NEOs to (ii) our net income, for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.

Compensation Actually Paid vs. Company Selected Measure	The following graph compares (i) Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our other NEOs to (ii) our adjusted operating leverage, for the fiscal years ended December 31, 2020, 2021, 2022, 2023  and 2024.
(1) Operating Leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total Noninterest Expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the gain on the June 30, 2020 sale of ABRC. The 2023 ratio has been adjusted to exclude a loss on a mortgage portfolio sale and investment securities losses associated with nonrecurring losses from the balance sheet repositioning announced during the fourth quarter of 2023 and expenses for certain FDIC assessments impacts. The 2024 ratio has been adjusted to exclude a loss on a mortgage portfolio sale, investment securities losses, interest income and expense for prepayment on FHLB advances with nonrecurring transactions from the balance sheet repositioning announced during the fourth quarter of 2024. See further details of these adjustments within the non-GAAP tables in
Appendix B.

Tabular List, Table

Company-selected performance measures
Operating leverage
Revenue (growth)
Net Income After Tax
ROATCE
EPS
Efficiency Ratio

Total Shareholder Return Amount	$ 133.13	114.55	117.92	111.27	81.07
Peer Group Total Shareholder Return Amount	130.90	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 123,145,000	$ 182,956,000	$ 366,122,000	$ 350,994,000	$ 306,771,000
Company Selected Measure Amount	(0.020)	0.013	0.119	0.035	(0.062)
PEO Name	Andrew J. Harmening	Andrew J. Harmening	Andrew J. Harmening	Andrew J. Harmening and Philip B. Flynn	Philip B. Flynn
Measure:: 1
Pay vs Performance Disclosure
Name	Operating leverage
Non-GAAP Measure Description	Operating Leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total Noninterest Expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the gain on the June 30, 2020 sale of Associated Benefits and Risk
Consulting (“ABRC”). The 2023 ratio has been adjusted to exclude a loss on a mortgage portfolio sale and  investment securities losses associated with nonrecurring losses from the balance sheet repositioning announced during the fourth quarter of 2023 and expense for certain FDIC assessments impacts.The
2024 ratio has been adjusted to exclude a  loss on a mortgage portfolio sale, investment securities losses, interest income and  expense for prepayment FHLB advances with nonrecurring transactions from the balance sheet repositioning announced during the fourth quarter of 2024. See further details of these adjustments within the non-GAAP tables in Appendix B.
(6) Compensation Actually Paid includes the ASC 718 fair value of option awards. For 2023, there is a change in the methodology to determine the value of option awards, which has been updated in response to recent SEC guidance and interpretation. The change in methodology does not represent a material change in the underlying value of the option awards, and thus does not represent a material change in Compensation Actually Paid.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (growth)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income After Tax
Measure:: 4
Pay vs Performance Disclosure
Name	ROATCE
Measure:: 5
Pay vs Performance Disclosure
Name	EPS
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
Flynn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,393,524	$ 4,160,306
PEO Actually Paid Compensation Amount				$ 4,998,727	$ 1,895,528
PEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,674,986
PEO | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,252,955
PEO | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,047,416
PEO | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,631
PEO | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,715
PEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,612
PEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,655
PEO | Pension Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,877
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,607
Non-PEO NEO | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,172
Non-PEO NEO | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,749
Non-PEO NEO | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,159
Non-PEO NEO | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,899
Non-PEO NEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,787
Non-PEO NEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,212
Non-PEO NEO | Pension Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,371